LONG-TERM DEBT - LMATT Series 2024, Inc. Market-Indexed Notes (Details) - USD ($)	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Assets		$ 277,334,437	$ 59,094,847
LMATT Series 2024, Inc. | Market-indexed notes
Debt Instrument [Line Items]
Face amount	$ 10,166,900
Market downturn protection percentage	40.00%
Note reduction ratio for losses below threshold	1.00%
LMATT Series 2024, Inc. | Market-indexed notes | Asset Pledged as Collateral
Debt Instrument [Line Items]
Assets		$ 11,195,701